Note 11 - Business Segments (Details) - Segment Reporting Information (USD $)	3 Months Ended		12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2014	Dec. 31, 2013	Mar. 31, 2013	Dec. 31, 2012
Revenue:
Revenue	$ 3,215,926	$ 2,530,998	$ 3,215,926	$ 15,101,281	$ 2,530,998	$ 8,130,749
Income (loss) from operations:
Income (loss) from operations	(1,032,450)	(469,772)	(1,032,450)	(2,881,726)	(469,772)	(1,540,606)
Other income (loss), net	(278,671)	(113,250)	(278,671)	(164,621)	(113,250)	(1,405,115)
Income (loss) before income taxes	(1,311,121)	(583,022)		(3,046,347)		(2,945,721)
Total Assets:
Total Assets	30,173,572	31,948,978	30,173,572	32,287,718	31,948,978	32,947,118
Renewable Energy Development [Member]
Revenue:
Revenue	519,787	15,413		3,855,229		702,895
Income (loss) from operations:
Income (loss) from operations	(33,323)	(191,814)		(138,988)		166,156
Total Assets:
Total Assets	1,158,148	1,223,366	1,158,148	3,005,790	1,223,366	1,231,117
Renewable Power Plant Ownership [Member]
Revenue:
Revenue	827,560	712,470		2,913,348		3,018,433
Income (loss) from operations:
Income (loss) from operations	255,365	116,504		450,391		630,769
Total Assets:
Total Assets	25,436,349	27,210,586	25,436,349	25,787,320	27,210,586	26,129,967
Energy & Telecommunications Services [Member]
Revenue:
Revenue	1,986,436	1,911,736		8,772,509		4,856,987
Income (loss) from operations:
Income (loss) from operations	(352,685)	121,887		(999,182)		461,393
Total Assets:
Total Assets	2,970,414	2,082,758	2,970,414	2,979,164	2,082,758	2,422,205
Intercompany Eliminations [Member]
Revenue:
Revenue	(117,857)	(108,621)		(439,805)		(447,566)
Corporate and Other [Member]
Income (loss) from operations:
Income (loss) from operations	(901,807)	(516,349)		(2,193,947)		(2,798,924)
Total Assets:
Total Assets	$ 608,661	$ 1,432,268	$ 608,661	$ 515,444	$ 1,432,268	$ 3,163,829